Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$ 4,774	$ 2,495	$ 17,206
Deferred tax expense (benefit)	(7,907)	1,930	(13,885)
Total income tax expense (benefit) attributable to operations	(3,133)	4,425	3,321
Income tax effect on equity:
Attributable to unrealized gains for the year	3,397	(12,760)	5,152
Total income tax effect on equity	$ 264	$ (8,335)	$ 8,473